Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information for “Compensation Actually Paid,” as calculated per SEC disclosure rules, and the Company’s financial performance against specific performance metrics for each of the last three completed calendar years. The table below summarizes “Compensation Actually Paid” to Mr. Wehmer, the Company’s Principal Executive Officer (“PEO”) during 2022, and the average “Compensation Actually Paid” to our NEOs other than Mr. Wehmer. In determining the “Compensation Actually Paid,” we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years as the valuations methods for this section differ from those required in the Summary Compensation Table, primarily as it relates to equity valuations. Under the Summary Compensation Table rules, equity awards are reflected as compensation in the year of grant based on the full grant date fair value, whereas equity awards are reported as “Compensation Actually Paid” during the vesting period and are impacted by changes in the Company’s stock price through the vesting date. Similar to the Summary Compensation Table, “Compensation Actually Paid” includes the value of equity awards as compensation prior to vesting and, thus, such compensation may never be realized by the NEOs if the underlying vesting conditions are not satisfied.
Year(1)	Summary Compensation Table Total PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On(4):		Net Income ($ in millions)	Adjusted EPS(6) ($)
					Wintrust TSR ($)	Peer Group TSR(5) ($)
2022	7,542,089	8,359,216	2,350,417	2,507,670	125.94	99.06	510	12.63
2021	7,140,312	9,915,585	2,066,281	2,621,076	133.32	119.74	466	9.64
2020	5,702,248	2,873,349	1,672,199	1,155,692	88.23	87.20	293	9.83

(1)
Mr. Wehmer served as the Company PEO for each year as reported and the Company’s other NEOs for each year are Messrs. Dykstra, Murphy, Crane and Stoehr.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Wehmer and (ii) the average of the total compensation reported in the Summary Compensation Table for the Company’s NEOs for the applicable year other than Mr. Wehmer.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Wehmer
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Other NEOs(h)
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The Peer Group TSR utilizes the NASDAQ Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.

(6)
As noted in the “CD&A,” for 2022, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent of the performance-based RSUs vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Wehmer served as the Company PEO for each year as reported and the Company’s other NEOs for each year are Messrs. Dykstra, Murphy, Crane and Stoehr.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Wehmer and (ii) the average of the total compensation reported in the Summary Compensation Table for the Company’s NEOs for the applicable year other than Mr. Wehmer.

Peer Group Issuers, Footnote [Text Block]	(5) The Peer Group TSR utilizes the NASDAQ Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 7,542,089	$ 7,140,312	$ 5,702,248
PEO Actually Paid Compensation Amount	$ 8,359,216	9,915,585	2,873,349
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Wehmer
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Other NEOs(h)
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,350,417	2,066,281	1,672,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,507,670	2,621,076	1,155,692
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Wehmer
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Other NEOs(h)
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022:
•
Adjusted EPS

•
Net Income

•
TSR relative ranking within KRX Index

Total Shareholder Return Amount	$ 125.94	133.32	88.23
Peer Group Total Shareholder Return Amount	99.06	119.74	87.2
Net Income (Loss)	$ 510,000,000	$ 466,000,000	$ 293,000,000
Company Selected Measure Amount	12.63	9.64	9.83
PEO Name	Mr. Wehmer	Mr. Wehmer	Mr. Wehmer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)
As noted in the “CD&A,” for 2022, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent of the performance-based RSUs vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative ranking within KRX Index
PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,878,750)	$ (2,530,000)	$ (1,265,000)
PEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,848,340	4,319,490
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,537	985,783	(751,895)
PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted in Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(812,004)
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(771,875)	(511,438)	(247,813)
Non-PEO NEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	763,616	873,110
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 165,512	$ 193,123	(130,396)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted in Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (138,298)